Apr. 23, 2026
E*TRADE No Fee Total Market Index Fund | E*TRADE No Fee Total Market Index Fund

The following is hereby added as the last paragraph in: (i) the section of each Summary Prospectus entitled "Principal Investment Strategies"; (ii) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee Large Cap Index Fund—Principal Investment Strategies"; (iii) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee Total Market Index Fund—Principal Investment Strategies"; and (iv) the section of the Prospectus entitled "Fund Summary—E*TRADE No Fee International Index Fund—Principal Investment Strategies":

The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become "non-diversified," as defined under the 1940 Act, solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes "non-diversified" due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.

Summary Prospectuses, Prospectus and
Statement of Additional Information Supplement

April 23, 2026

E*TRADE Trust

Supplement dated April 23, 2026 to the Summary Prospectuses, Prospectus and Statement of Additional Information dated February 27, 2026, as supplemented

E*TRADE No Fee Large Cap Index Fund

E*TRADE No Fee Total Market Index Fund

E*TRADE No Fee International Index Fund
(each, a "Fund" and collectively, the "Funds")

Each Fund is classified as a "diversified company" as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is updating its investment policy to indicate that it intends to be "diversified" in approximately the same proportion as its underlying index is diversified. This means that a Fund may become "non-diversified," as defined under the 1940 Act, solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Fund's underlying index. Shareholder approval will not be sought if a Fund becomes "non-diversified" due solely to a change in the relative market capitalization or index weighting of one or more constituents of the underlying index.

Accordingly, effective immediately, the Funds' Summary Prospectuses, Prospectus and Statement of Additional Information are hereby amended as follows: